Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
Schedule of disaggregation of revenue

	Year Ended December 31, 2021
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,180,900	90,516	—	1,271,416
Recurring service fees	1,469,600	639,409	—	2,109,009
Performance-based income	469,121	315,072	—	784,193
Other service fees	92,352	1,390	68,240	161,982
Lending services	4,471	—	35,755	40,226
Other services	87,881	1,390	32,485	121,756
Total revenues	3,211,973	1,046,387	68,240	4,326,600

	Year Ended December 31, 2022
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	631,589	49,856	—	681,445
Recurring service fees	1,232,294	682,121	—	1,914,415
Performance-based income	202,455	107,121	—	309,576
Other service fees	144,101	—	79,340	223,441
Lending services	8,881	—	27,017	35,898
Other services	135,220	—	52,323	187,543
Total revenues	2,210,439	839,098	79,340	3,128,877

	Year Ended December 31, 2023
	(Amount in Thousands)
	Wealth Management	Assets Management	Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,086,570	2,633	—	1,089,203
Recurring service fees	1,105,806	714,624	—	1,820,430
Performance-based income	86,321	51,288	—	137,609
Other service fees	221,917	—	48,662	270,579
Lending services	6,197	—	13,119	19,316
Other services	215,720	—	35,543	251,263
Total revenues	2,500,614	768,545	48,662	3,317,821

Schedule of timing of recognition

	Year Ended December 31
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	2,144,912	1,130,364	1,408,389	198,368
Revenue recognized over time	2,181,688	1,998,513	1,909,432	268,938
Total revenues	4,326,600	3,128,877	3,317,821	467,306